13. Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable	R$ 160,842	R$ 198,232
Other noncurrent taxes recoverable	231,400	116,974
Other current tax obligations	451,433	345,487
Other noncurrent tax obligations	796,732	809,576
Recoverable ICMS (VAT)
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable	96,072	68,773
Other noncurrent taxes recoverable	50,306	36,740
Recoverable PIS/Pasep and Cofins taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable	64,200	133,090
Other noncurrent taxes recoverable	147,380
PIS/Pasep and Cofins to be offset against liabilities
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable		(4,202)
Other recoverable taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current taxes recoverable	570	571
Other noncurrent taxes recoverable	33,714	33,376
PIS/Pasep and Cofins taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other noncurrent taxes recoverable		46,858
ICMS (VAT) payable
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations	185,634	151,928
PIS/Pasep and Cofins payable
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations	115,345	138,797
PIS/Pasep and Cofins to be offset against assets
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		(121,165)
IRRF on JSCP
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations	23,687	97,065
IRRF on JSCP to be offset against IR and CSLL assets
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations		(43,018)
Special Tax Regularization Program - Pert
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations	46,777	45,108
Other noncurrent tax obligations	471,665	488,563
Ordinary financing of taxes with the federal tax authorities
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations	64,974	63,791
Other noncurrent tax obligations	21,658	85,054
Other taxes
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other current tax obligations	15,016	12,981
Other noncurrent tax obligations	4,175	3,237
Social security contributions - injunction on judicial deposit
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other noncurrent tax obligations	197,413	179,373
TCFRH
DisclosureOfOtherRecoverableTaxesAndOtherTaxesDueLineItems [Line Items]
Other noncurrent tax obligations	R$ 101,821	R$ 53,349